PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 95.3%
Corporate Bonds 1.3%
South Africa 0.4%
Sasol Financing USA LLC, Gtd. Notes	4.375%	09/18/26		200	$192,126
Supranational Bank 0.9%
Corp. Andina de Fomento, Sr. Unsec’d. Notes, EMTN	7.500	04/08/30	INR	20,300	232,597
Inter-American Development Bank, Sr. Unsec’d. Notes, GMTN	7.350	10/06/30	INR	21,000	245,266
					477,863

Total Corporate Bonds (cost $678,657)					669,989
Sovereign Bonds 93.5%
Brazil 3.4%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		94	93,396
Brazil Notas do Tesouro Nacional,
Notes, Series NTNB	6.000	08/15/30	BRL	2	240,037
Notes, Series NTNF	10.000	01/01/27	BRL	9	1,373,701
Notes, Series NTNF	10.000	01/01/31	BRL	—(r)	28,194
					1,735,328
Chile 0.9%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000	03/01/35	CLP	115,000	108,483
Bonds, 144A	5.000	10/01/28	CLP	110,000	108,707
Bonds, Series 30YR	6.000	01/01/43	CLP	135,000	139,646
Unsec’d. Notes, 144A	2.800	10/01/33	CLP	50,000	40,070
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	95,000	90,940
					487,846
China 5.6%
China Government Bond,
Bonds, Series 1910	3.860	07/22/49	CNH	380	71,108
Bonds, Series INBK	1.870	09/15/31	CNH	3,570	497,239
Bonds, Series INBK	2.110	08/25/34	CNH	3,710	527,468

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China (cont’d.)
China Government Bond, (cont’d.)
Bonds, Series INBK	2.190%	09/25/54	CNH	1,740	$255,422
Bonds, Series INBK	2.270	05/25/34	CNH	2,640	380,351
Bonds, Series INBK	2.790	12/15/29	CNH	3,910	566,950
Bonds, Series INBK	3.020	05/27/31	CNH	550	81,769
Bonds, Series INBK	3.270	11/19/30	CNH	2,250	339,299
Bonds, Series INBK	3.320	04/15/52	CNH	260	45,763
Bonds, Series INBK	3.810	09/14/50	CNH	330	62,320
					2,827,689
Colombia 5.7%
Colombia Government International Bond, Sr. Unsec’d. Notes	4.500	03/15/29		210	195,300
Colombian TES,
Bonds, Series B	5.750	11/03/27	COP	250,000	53,928
Bonds, Series B	6.000	04/28/28	COP	1,221,000	258,493
Bonds, Series B	6.250	07/09/36	COP	4,978,000	779,238
Bonds, Series B	7.000	03/26/31	COP	631,200	123,951
Bonds, Series B	7.000	06/30/32	COP	2,951,300	557,592
Bonds, Series B	7.250	10/26/50	COP	210,000	30,016
Bonds, Series B	7.750	09/18/30	COP	2,700,000	562,971
Bonds, Series B	9.250	05/28/42	COP	757,100	141,857
Bonds, Series G	7.000	03/26/31	COP	759,800	149,469
Sr. Unsec’d. Notes, Series UVR	3.750	06/16/49	COP	245,806	47,080
					2,899,895
Czech Republic 4.4%
Czech Republic Government Bond,
Sr. Unsec’d. Notes, Series 049	4.200	12/04/36	CZK	2,950	122,486
Sr. Unsec’d. Notes, Series 078	2.500	08/25/28	CZK	2,100	83,495
Sr. Unsec’d. Notes, Series 094	0.950	05/15/30	CZK	4,480	160,860
Sr. Unsec’d. Notes, Series 095	1.000	06/26/26	CZK	3,960	157,389
Sr. Unsec’d. Notes, Series 100	0.250	02/10/27	CZK	7,470	287,606
Sr. Unsec’d. Notes, Series 103	2.000	10/13/33	CZK	9,290	327,664
Sr. Unsec’d. Notes, Series 105	2.750	07/23/29	CZK	16,250	645,641
Sr. Unsec’d. Notes, Series 121	1.200	03/13/31	CZK	5,900	209,567
Sr. Unsec’d. Notes, Series 130	0.050	11/29/29	CZK	6,050	210,535
					2,205,243

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Dominican Republic 0.7%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.950%	01/25/27		200	$200,206
Sr. Unsec’d. Notes	11.250	09/15/35	DOP	8,000	139,409
					339,615
Hungary 2.5%
Hungary Government Bond,
Bonds, Series 26/E	1.500	04/22/26	HUF	18,040	43,631
Bonds, Series 27/A	3.000	10/27/27	HUF	40,960	96,032
Bonds, Series 28/A	6.750	10/22/28	HUF	58,940	151,568
Bonds, Series 28/B	4.500	03/23/28	HUF	42,830	103,326
Bonds, Series 29/A	2.000	05/23/29	HUF	185,390	398,820
Bonds, Series 31/A	3.250	10/22/31	HUF	33,070	69,963
Bonds, Series 32/A	4.750	11/24/32	HUF	111,900	253,456
Bonds, Series 33/A	2.250	04/20/33	HUF	24,760	45,981
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	37,065
Bonds, Series 51/G	4.000	04/28/51	HUF	29,330	48,540
					1,248,382
India 4.5%
India Government Bond,
Sr. Unsec’d. Notes	7.180	08/14/33	INR	115,630	1,371,282
Sr. Unsec’d. Notes	7.260	02/06/33	INR	20,000	238,062
Sr. Unsec’d. Notes	7.300	06/19/53	INR	18,060	215,433
Sr. Unsec’d. Notes	7.410	12/19/36	INR	37,560	451,659
					2,276,436
Indonesia 12.9%
Indonesia Treasury Bond,
Bonds, Series 056	8.375	09/15/26	IDR	9,696,000	608,958
Bonds, Series 059	7.000	05/15/27	IDR	7,548,000	464,920
Bonds, Series 064	6.125	05/15/28	IDR	8,837,000	531,575
Bonds, Series 068	8.375	03/15/34	IDR	8,238,000	547,865
Bonds, Series 071	9.000	03/15/29	IDR	3,640,000	239,559
Bonds, Series 072	8.250	05/15/36	IDR	3,843,000	255,524
Bonds, Series 073	8.750	05/15/31	IDR	6,870,000	458,695
Bonds, Series 075	7.500	05/15/38	IDR	2,792,000	175,994
Bonds, Series 078	8.250	05/15/29	IDR	6,284,000	404,531
Bonds, Series 079	8.375	04/15/39	IDR	1,850,000	124,971
Bonds, Series 082	7.000	09/15/30	IDR	8,415,000	517,548

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia (cont’d.)
Indonesia Treasury Bond, (cont’d.)
Bonds, Series 087	6.500%	02/15/31	IDR	7,837,000	$468,871
Bonds, Series 092	7.125	06/15/42	IDR	1,354,000	82,611
Bonds, Series 095	6.375	08/15/28	IDR	2,401,000	145,543
Bonds, Series 096	7.000	02/15/33	IDR	12,595,000	771,981
Bonds, Series 100	6.625	02/15/34	IDR	9,137,000	545,843
Bonds, Series 101	6.875	04/15/29	IDR	2,629,000	161,406
					6,506,395
Ivory Coast 0.3%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.250	03/22/30	EUR	140	138,700
Malaysia 6.0%
Malaysia Government Bond,
Bonds, Series 120	4.065	06/15/50	MYR	1,886	415,559
Bonds, Series 122	3.582	07/15/32	MYR	899	198,853
Bonds, Series 219	3.885	08/15/29	MYR	1,730	392,259
Bonds, Series 222	4.696	10/15/42	MYR	2,055	497,782
Bonds, Series 317	4.762	04/07/37	MYR	842	203,396
Bonds, Series 318	4.642	11/07/33	MYR	970	230,691
Bonds, Series 411	4.232	06/30/31	MYR	280	64,472
Bonds, Series 413	3.844	04/15/33	MYR	390	87,495
Bonds, Series 415	4.254	05/31/35	MYR	880	203,750
Bonds, Series 419	3.828	07/05/34	MYR	365	81,961
Bonds, Series 519	3.757	05/22/40	MYR	682	148,466
Malaysia Government Investment Issue,
Bonds, Series 121	3.447	07/15/36	MYR	430	92,175
Bonds, Series 219	4.467	09/15/39	MYR	790	186,715
Bonds, Series 223	4.291	08/14/43	MYR	940	216,823
					3,020,397
Mexico 5.1%
Mexican Bonos,
Bonds, Series M	7.500	05/26/33	MXN	35	145,393
Bonds, Series M	7.750	05/29/31	MXN	149	651,095
Bonds, Series M	8.000	11/07/47	MXN	68	256,708
Bonds, Series M	10.000	11/20/36	MXN	78	375,916
Sr. Unsec’d. Notes, Series M	7.750	11/23/34	MXN	120	495,602
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	46	173,099
Sr. Unsec’d. Notes, Series M	8.500	11/18/38	MXN	33	139,486

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico (cont’d.)

Mexican Udibonos, Bonds, Series S	2.750%	11/27/31	MXN	4	$145,225
Mexico Government International Bond, Sr. Unsec’d. Notes	6.000	05/13/30		200	201,118
					2,583,642
Peru 3.9%
Peru Government Bond,
Bonds	5.940	02/12/29	PEN	800	223,691
Bonds	6.900	08/12/37	PEN	260	69,280
Bonds	6.950	08/12/31	PEN	190	54,221
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	540	120,774
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	4,879	1,306,978
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.850	02/12/42	PEN	245	64,234
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	7	1,864
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	478	136,410
					1,977,452
Philippines 0.2%
Philippine Government Bond, Bonds, Series 1060	3.625	09/09/25	PHP	5,600	93,988
Poland 7.1%
Republic of Poland Government Bond,
Bonds, Series 0428	2.750	04/25/28	PLN	1,480	337,080
Bonds, Series 0429	5.750	04/25/29	PLN	2,400	593,788
Bonds, Series 0432	1.750	04/25/32	PLN	710	134,553
Bonds, Series 0728	7.500	07/25/28	PLN	830	217,422
Bonds, Series 1026	0.250	10/25/26	PLN	1,660	375,558
Bonds, Series 1029	2.750	10/25/29	PLN	5,077	1,109,844
Bonds, Series 1030	1.250	10/25/30	PLN	3,350	652,992
Bonds, Series 1033	6.000	10/25/33	PLN	590	147,042
					3,568,279
Romania 3.3%
Romania Government Bond,
Bonds, Series 05YR	4.250	04/28/36	RON	830	129,986
Bonds, Series 07YR	2.500	10/25/27	RON	1,170	216,060
Bonds, Series 07YR	4.850	04/22/26	RON	1,395	283,959

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania (cont’d.)
Romania Government Bond, (cont’d.)
Bonds, Series 08YR	7.350%	04/28/31	RON	540	$111,666
Bonds, Series 10Y	7.200	10/30/33	RON	545	110,183
Bonds, Series 10YR	6.700	02/25/32	RON	1,050	208,660
Bonds, Series 11Y	7.100	07/31/34	RON	300	60,067
Bonds, Series 15YR	3.650	09/24/31	RON	1,270	212,368
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.125	03/07/28	EUR	80	77,753
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	230	254,171
					1,664,873
Serbia 1.1%
Serbia International Bond,
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	130	133,471
Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	300	281,169
Serbia Treasury Bonds,
Bonds, Series 07YR	4.500	01/11/26	RSD	9,460	84,021
Bonds, Series 12.5	4.500	08/20/32	RSD	6,240	53,903
					552,564
South Africa 15.3%
Republic of South Africa Government Bond,
Bonds, Series 2038	10.875	03/31/38	ZAR	6,110	326,107
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	22,285	1,142,949
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	29,774	1,472,543
Sr. Unsec’d. Notes, Series 2035	8.875	02/28/35	ZAR	20,269	984,009
Sr. Unsec’d. Notes, Series 2037	8.500	01/31/37	ZAR	13,069	591,148
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	15,950	722,230
Sr. Unsec’d. Notes, Series 2044	8.750	01/31/44	ZAR	6,120	263,085
Sr. Unsec’d. Notes, Series 2048	8.750	02/28/48	ZAR	17,623	750,746
Sr. Unsec’d. Notes, Series R186	10.500	12/21/26	ZAR	14,424	797,885
Sr. Unsec’d. Notes, Series R209	6.250	03/31/36	ZAR	3,850	147,770
Sr. Unsec’d. Notes, Series R213	7.000	02/28/31	ZAR	10,845	516,279
					7,714,751
Thailand 9.2%
Thailand Government Bond,
Bonds	1.600	12/17/29	THB	3,885	112,437
Bonds	2.000	06/17/42	THB	2,080	56,486
Bonds	2.875	12/17/28	THB	38,140	1,163,850

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Thailand (cont’d.)
Thailand Government Bond, (cont’d.)
Bonds	2.875%	06/17/46	THB	8,620	$259,969
Bonds	3.300	06/17/38	THB	8,815	284,829
Sr. Unsec’d. Notes	1.585	12/17/35	THB	11,630	320,391
Sr. Unsec’d. Notes	1.600	06/17/35	THB	2,700	74,943
Sr. Unsec’d. Notes	1.875	06/17/49	THB	1,063	26,361
Sr. Unsec’d. Notes	2.000	12/17/31	THB	11,505	337,241
Sr. Unsec’d. Notes	2.250	03/17/27	THB	21,160	630,056
Sr. Unsec’d. Notes	3.350	06/17/33	THB	6,230	199,378
Sr. Unsec’d. Notes	3.450	06/17/43	THB	13,286	437,619
Sr. Unsec’d. Notes	3.650	06/20/31	THB	7,249	233,712
Sr. Unsec’d. Notes	3.775	06/25/32	THB	15,085	493,740
					4,631,012
Turkey 1.3%
Turkiye Government Bond,
Bonds, Series 10Y	11.700	11/13/30	TRY	1,400	23,359
Bonds, Series 10Y	17.800	07/13/33	TRY	2,600	54,441
Bonds, Series 10Y	26.200	10/05/33	TRY	9,690	277,999
Bonds, Series 5Y	31.080	11/08/28	TRY	10,070	296,627
					652,426
Uruguay 0.1%
Uruguay Government International Bond, Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	42,104

Total Sovereign Bonds (cost $49,919,544)					47,167,017
U.S. Treasury Obligation(k) 0.4%
U.S. Treasury Notes (cost $199,557)	4.250	12/31/26		200	200,141

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stock 0.1%
Jamaica
Digicel International Finance Ltd.*^(x) (cost $9,436)	5,242	$31,452

Total Long-Term Investments (cost $50,807,194)		48,068,599

Short-Term Investments 0.9%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $434,082)(wb)	434,082	434,082
Options Purchased*~ 0.0%
(cost $22,106)		23,371

Total Short-Term Investments (cost $456,188)		457,453

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 96.2% (cost $51,263,382)		48,526,052
Options Written*~ (0.1)%
(premiums received $48,746)		(60,919)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 96.1% (cost $51,214,636)		48,465,133
Other assets in excess of liabilities(z) 3.9%		1,975,256

Net Assets 100.0%		$50,440,389

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DOP—Dominican Peso
EGP—Egyptian Pound
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
PLN—Polish Zloty
RON—Romanian Leu
RSD—Serbian Dinar
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
UYU—Uruguayan Peso
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
COP—Certificates of Participation
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MIBOR—Mumbai Interbank Offered Rate
MSI—Morgan Stanley & Co International PLC
OTC—Over-the-counter
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
UAG—UBS AG
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $31,452 and 0.1% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel International Finance Ltd. (Jamaica)*^	01/30/24-02/08/24	$9,436	$31,452	0.1%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs TRY	Call	BOA	02/14/25	50.00		—	EUR	247	$20
Currency Option EUR vs TRY	Call	GSI	02/25/25	50.00		—	EUR	250	67
Currency Option USD vs BRL	Call	HSBC	02/12/25	7.25		—		250	—
Currency Option USD vs CLP	Call	MSI	02/04/25	1,200.00		—		250	—
Currency Option USD vs CNH	Call	JPM	05/08/25	7.20		—		534	9,362
Currency Option USD vs COP	Call	JPM	02/06/25	5,200.00		—		266	—
Currency Option USD vs COP	Call	MSI	02/20/25	5,200.00		—		248	4
Currency Option USD vs INR	Call	JPM	01/08/26	91.00		—		1,508	10,880
Currency Option USD vs INR	Call	JPM	01/08/26	91.00		—		398	2,871
Currency Option USD vs TRY	Call	BOA	02/21/25	85.00		—		136	5
Currency Option USD vs BRL	Put	BARC	02/04/25	5.25		—		150	—
Currency Option USD vs BRL	Put	CITI	02/19/25	5.20		—		249	4
Currency Option USD vs BRL	Put	MSI	02/20/25	5.30		—		372	20
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10		—		534	4
Currency Option USD vs COP	Put	MSI	02/12/25	3,900.00		—		250	7
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		1,508	100
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		398	27
Currency Option USD vs ZAR	Put	CITI	02/05/25	16.75		—		125	—
Currency Option USD vs ZAR	Put	CITI	02/19/25	16.50		—		249	—
Total Options Purchased (cost $22,106)								$23,371
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs TRY	Call	BOA	02/14/25	38.50		—	EUR	247	$(1,040)
Currency Option EUR vs TRY	Call	GSI	02/25/25	39.00		—	EUR	250	(1,684)
Currency Option USD vs BRL	Call	HSBC	02/12/25	6.25		—		250	(84)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CLP	Call	MSI	02/04/25	1,010.00		—		250	$(37)
Currency Option USD vs CNH	Call	JPM	05/08/25	7.45		—		534	(2,226)
Currency Option USD vs COP	Call	JPM	02/06/25	4,350.00		—		266	(202)
Currency Option USD vs COP	Call	MSI	02/20/25	4,400.00		—		248	(687)
Currency Option USD vs BRL	Put	BARC	02/04/25	6.10		—		150	(6,758)
Currency Option USD vs BRL	Put	CITI	02/19/25	6.00		—		249	(7,287)
Currency Option USD vs BRL	Put	MSI	02/20/25	6.15		—		372	(18,989)
Currency Option USD vs COP	Put	MSI	02/12/25	4,300.00		—		250	(6,391)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		1,508	(11,228)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00		—		398	(2,963)
Currency Option USD vs ZAR	Put	CITI	02/05/25	18.40		—		125	(140)
Currency Option USD vs ZAR	Put	CITI	02/19/25	18.40		—		249	(1,203)
Total Options Written (premiums received $48,746)								$(60,919)
Futures contracts outstanding at January 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
3	2 Year U.S. Treasury Notes	Mar. 2025	$616,875	$(574)
5	5 Year Euro-Bobl	Mar. 2025	609,109	10,235
4	5 Year U.S. Treasury Notes	Mar. 2025	425,563	(161)
1	10 Year Euro-Bund	Mar. 2025	137,476	4,626
				$14,126
Forward foreign currency exchange contracts outstanding at January 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/04/25	BNYM	BRL	1,000	$160,359	$170,968	$10,609	$—
Expiring 02/04/25	BNYM	BRL	531	86,485	90,802	4,317	—
Expiring 02/04/25	GSI	BRL	21,405	3,668,231	3,659,545	—	(8,686)
Expiring 02/04/25	GSI	BRL	1,562	266,000	267,114	1,114	—
Expiring 03/06/25	GSI	BRL	18,629	3,151,426	3,160,526	9,100	—
Chilean Peso,
Expiring 03/19/25	CITI	CLP	60,053	61,188	61,191	3	—
Expiring 03/19/25	MSI	CLP	325,967	326,000	332,145	6,145	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 03/19/25	TD	CLP	330,363	$340,440	$336,624	$—	$(3,816)
Chinese Renminbi,
Expiring 03/19/25	BARC	CNH	109	14,904	14,927	23	—
Expiring 03/19/25	GSI	CNH	19,086	2,629,655	2,611,466	—	(18,189)
Expiring 03/19/25	MSI	CNH	7,830	1,066,543	1,071,370	4,827	—
Expiring 03/19/25	MSI	CNH	638	87,682	87,316	—	(366)
Expiring 03/19/25	SSB	CNH	1,346	185,574	184,204	—	(1,370)
Expiring 03/19/25	SSB	CNH	147	20,216	20,090	—	(126)
Colombian Peso,
Expiring 03/19/25	BARC	COP	150,928	33,978	35,658	1,680	—
Expiring 03/19/25	CITI	COP	1,529,988	341,592	361,463	19,871	—
Expiring 03/19/25	CITI	COP	1,303,212	292,350	307,886	15,536	—
Expiring 03/19/25	TD	COP	766,763	178,200	181,149	2,949	—
Expiring 03/19/25	TD	COP	650,630	151,800	153,713	1,913	—
Egyptian Pound,
Expiring 05/19/25	CITI	EGP	7,651	141,396	145,308	3,912	—
Expiring 05/19/25	SCB	EGP	6,987	129,335	132,693	3,358	—
Expiring 05/27/25	CITI	EGP	8,806	161,733	166,716	4,983	—
Expiring 05/27/25	SCB	EGP	6,869	126,802	130,036	3,234	—
Expiring 06/17/25	CITI	EGP	13,822	249,817	259,489	9,672	—
Expiring 07/09/25	CITI	EGP	4,136	75,866	76,976	1,110	—
Euro,
Expiring 04/22/25	CITI	EUR	244	254,504	254,150	—	(354)
Expiring 04/22/25	CITI	EUR	242	252,520	252,067	—	(453)
Expiring 04/22/25	CITI	EUR	239	248,000	248,476	476	—
Expiring 04/22/25	CITI	EUR	238	248,000	247,698	—	(302)
Hungarian Forint,
Expiring 04/22/25	CITI	HUF	17,942	45,000	45,416	416	—
Indian Rupee,
Expiring 03/19/25	BARC	INR	2,777	32,513	31,927	—	(586)
Expiring 03/19/25	BNP	INR	40,187	465,940	462,049	—	(3,891)
Expiring 03/19/25	BOA	INR	48,012	564,000	552,011	—	(11,989)
Expiring 03/19/25	BOA	INR	37,303	438,000	428,889	—	(9,111)
Expiring 03/19/25	BOA	INR	31,003	359,000	356,456	—	(2,544)
Expiring 03/19/25	CITI	INR	52,623	605,798	605,023	—	(775)
Expiring 03/19/25	HSBC	INR	37,764	442,000	434,193	—	(7,807)
Expiring 03/19/25	JPM	INR	34,646	398,000	398,337	337	—
Expiring 03/19/25	MSI	INR	3,523	40,551	40,506	—	(45)
Expiring 03/19/25	UAG	INR	168,751	1,975,151	1,940,193	—	(34,958)
Indonesian Rupiah,
Expiring 03/19/25	BARC	IDR	612,819	38,466	37,487	—	(979)
Expiring 03/19/25	BNYM	IDR	1,265,446	77,487	77,409	—	(78)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/19/25	BOA	IDR	5,054,372	$311,000	$309,182	$—	$(1,818)
Expiring 03/19/25	CITI	IDR	2,267,026	138,962	138,677	—	(285)
Expiring 03/19/25	MSI	IDR	658,867	40,476	40,304	—	(172)
Malaysian Ringgit,
Expiring 03/19/25	BARC	MYR	9,688	2,184,418	2,180,194	—	(4,224)
Expiring 03/19/25	BARC	MYR	290	65,778	65,222	—	(556)
Mexican Peso,
Expiring 03/19/25	GSI	MXN	2,231	109,227	106,851	—	(2,376)
Expiring 03/19/25	GSI	MXN	983	47,688	47,071	—	(617)
Expiring 03/19/25	JPM	MXN	3,365	163,814	161,177	—	(2,637)
Expiring 03/19/25	MSI	MXN	741	35,769	35,470	—	(299)
Expiring 03/19/25	UAG	MXN	68,754	3,361,275	3,293,052	—	(68,223)
New Taiwanese Dollar,
Expiring 03/19/25	BOA	TWD	15,099	464,000	458,645	—	(5,355)
Expiring 03/19/25	CITI	TWD	14,184	439,000	430,853	—	(8,147)
Expiring 03/19/25	CITI	TWD	11,398	353,000	346,235	—	(6,765)
Expiring 03/19/25	MSI	TWD	12,676	386,000	385,051	—	(949)
Expiring 03/19/25	MSI	TWD	836	25,633	25,392	—	(241)
Expiring 03/19/25	SCB	TWD	13,359	407,000	405,789	—	(1,211)
Peruvian Nuevo Sol,
Expiring 03/19/25	SCB	PEN	1,209	323,000	324,328	1,328	—
Expiring 03/19/25	SCB	PEN	816	216,000	218,966	2,966	—
Expiring 03/19/25	SCB	PEN	587	157,500	157,429	—	(71)
Philippine Peso,
Expiring 03/19/25	GSI	PHP	33,861	578,856	578,710	—	(146)
Expiring 03/19/25	HSBC	PHP	37,494	643,000	640,799	—	(2,201)
Expiring 03/19/25	JPM	PHP	13,703	231,000	234,191	3,191	—
Expiring 03/19/25	JPM	PHP	13,662	231,000	233,484	2,484	—
Expiring 03/19/25	JPM	PHP	13,302	227,540	227,341	—	(199)
Expiring 03/19/25	JPM	PHP	8,121	139,460	138,794	—	(666)
Polish Zloty,
Expiring 04/22/25	DB	PLN	82	20,312	20,135	—	(177)
Expiring 04/22/25	MSI	PLN	1,289	318,000	315,885	—	(2,115)
Romanian Leu,
Expiring 04/22/25	BARC	RON	2,090	430,552	434,294	3,742	—
Serbian Dinar,
Expiring 04/22/25	HSBC	RSD	8,550	75,249	75,721	472	—
Singapore Dollar,
Expiring 03/19/25	MSI	SGD	491	363,000	362,043	—	(957)
South African Rand,
Expiring 03/19/25	BARC	ZAR	4,813	255,659	256,579	920	—
Expiring 03/19/25	CITI	ZAR	1,161	61,091	61,874	783	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 03/19/25	DB	ZAR	4,740	$255,453	$252,679	$—	$(2,774)
Expiring 03/19/25	HSBC	ZAR	772	42,828	41,147	—	(1,681)
Expiring 03/19/25	MSI	ZAR	1,833	97,579	97,706	127	—
Expiring 03/19/25	UAG	ZAR	1,349	70,980	71,914	934	—
South Korean Won,
Expiring 03/19/25	BOA	KRW	341,839	236,000	235,014	—	(986)
Expiring 03/19/25	MSI	KRW	52,255	35,672	35,925	253	—
Thai Baht,
Expiring 03/19/25	BARC	THB	683	20,192	20,343	151	—
Expiring 03/19/25	BOA	THB	9,570	282,000	284,981	2,981	—
Expiring 03/19/25	CITI	THB	12,016	349,000	357,844	8,844	—
Expiring 03/19/25	DB	THB	3,446	100,607	102,611	2,004	—
Expiring 03/19/25	JPM	THB	13,130	382,000	391,010	9,010	—
Expiring 03/19/25	MSI	THB	20,278	590,000	603,879	13,879	—
Expiring 03/19/25	UAG	THB	1,746	51,881	51,982	101	—
Turkish Lira,
Expiring 02/06/25	BOA	TRY	1,902	52,335	52,783	448	—
Expiring 02/12/25	BARC	TRY	24,212	663,713	668,415	4,702	—
Expiring 02/12/25	BARC	TRY	8,826	242,000	243,671	1,671	—
Expiring 02/19/25	HSBC	TRY	6,208	168,967	170,340	1,373	—
Expiring 02/19/25	HSBC	TRY	2,736	75,254	75,076	—	(178)
				$36,953,222	$36,898,720	167,949	(222,451)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/04/25	BARC	BRL	216	$34,606	$36,937	$—	$(2,331)
Expiring 02/04/25	CITI	BRL	3,619	582,170	618,763	—	(36,593)
Expiring 02/04/25	CITI	BRL	278	45,000	47,573	—	(2,573)
Expiring 02/04/25	CITI	BRL	212	35,000	36,228	—	(1,228)
Expiring 02/04/25	GSI	BRL	18,523	3,150,189	3,166,858	—	(16,669)
Expiring 02/04/25	MSI	BRL	828	133,722	141,572	—	(7,850)
Expiring 02/04/25	MSI	BRL	822	135,842	140,497	—	(4,655)
Expiring 03/06/25	CITI	BRL	712	121,250	120,871	379	—
Chilean Peso,
Expiring 03/19/25	CITI	CLP	227,167	225,263	231,472	—	(6,209)
Expiring 03/19/25	CITI	CLP	162,544	159,737	165,624	—	(5,887)
Expiring 03/19/25	MSI	CLP	30,588	30,811	31,168	—	(357)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 03/19/25	BNP	CNH	3,864	$531,786	$528,699	$3,087	$—
Expiring 03/19/25	BNP	CNH	3,676	500,316	503,022	—	(2,706)
Expiring 03/19/25	BNP	CNH	1,647	227,744	225,320	2,424	—
Expiring 03/19/25	BOA	CNH	3,730	516,000	510,415	5,585	—
Expiring 03/19/25	BOA	CNH	3,198	440,000	437,598	2,402	—
Expiring 03/19/25	HSBC	CNH	525	71,956	71,772	184	—
Expiring 03/19/25	JPM	CNH	2,747	378,906	375,815	3,091	—
Expiring 03/19/25	JPM	CNH	932	127,197	127,519	—	(322)
Expiring 03/19/25	MSI	CNH	228	31,397	31,257	140	—
Expiring 03/19/25	SCB	CNH	2,858	395,000	391,055	3,945	—
Expiring 03/19/25	SSB	CNH	3,073	419,000	420,462	—	(1,462)
Colombian Peso,
Expiring 03/19/25	BARC	COP	127,815	28,748	30,196	—	(1,448)
Expiring 03/19/25	BNYM	COP	2,621,415	615,863	619,316	—	(3,453)
Expiring 03/19/25	BNYM	COP	2,006,492	472,283	474,038	—	(1,755)
Expiring 03/19/25	BNYM	COP	1,167,018	274,044	275,710	—	(1,666)
Expiring 03/19/25	CITI	COP	369,562	87,657	87,310	347	—
Expiring 03/19/25	MSI	COP	159,300	36,033	37,635	—	(1,602)
Czech Koruna,
Expiring 04/22/25	MSI	CZK	2,421	100,060	99,871	189	—
Expiring 04/22/25	UAG	CZK	19,872	805,456	819,738	—	(14,282)
Euro,
Expiring 04/22/25	BARC	EUR	449	465,608	468,135	—	(2,527)
Expiring 04/22/25	CITI	EUR	244	255,347	254,150	1,197	—
Expiring 04/22/25	CITI	EUR	242	253,487	252,067	1,420	—
Expiring 04/22/25	CITI	EUR	238	248,736	247,900	836	—
Expiring 04/22/25	CITI	EUR	237	248,000	246,474	1,526	—
Expiring 04/22/25	SSB	EUR	449	460,850	468,136	—	(7,286)
Expiring 04/22/25	UAG	EUR	449	465,224	468,136	—	(2,912)
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	205,915	510,475	521,230	—	(10,755)
Expiring 04/22/25	MSI	HUF	28,803	73,155	72,909	246	—
Indian Rupee,
Expiring 03/19/25	BARC	INR	4,352	50,564	50,031	533	—
Expiring 03/19/25	BOA	INR	31,354	361,000	360,492	508	—
Expiring 03/19/25	JPM	INR	21,666	250,000	249,105	895	—
Expiring 03/19/25	MSI	INR	12,338	143,661	141,859	1,802	—
Indonesian Rupiah,
Expiring 03/19/25	BARC	IDR	977,381	60,014	59,788	226	—
Expiring 03/19/25	BOA	IDR	5,942,241	361,000	363,494	—	(2,494)
Expiring 03/19/25	CITI	IDR	4,329,450	270,000	264,838	5,162	—
Expiring 03/19/25	CITI	IDR	3,354,526	209,356	205,201	4,155	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 03/19/25	HSBC	IDR	8,436,321	$516,000	$516,060	$—	$(60)
Expiring 03/19/25	MSI	IDR	1,927,847	118,412	117,929	483	—
Malaysian Ringgit,
Expiring 03/19/25	BARC	MYR	334	74,685	75,246	—	(561)
Expiring 03/19/25	BARC	MYR	188	42,161	42,378	—	(217)
Expiring 03/19/25	MSI	MYR	605	135,385	136,239	—	(854)
Expiring 03/19/25	MSI	MYR	402	91,442	90,421	1,021	—
Mexican Peso,
Expiring 03/19/25	HSBC	MXN	3,160	154,332	151,333	2,999	—
Expiring 03/19/25	MSI	MXN	1,814	87,271	86,862	409	—
Expiring 03/19/25	MSI	MXN	813	39,620	38,950	670	—
New Taiwanese Dollar,
Expiring 03/19/25	CITI	TWD	72,188	2,237,842	2,192,778	45,064	—
Expiring 03/19/25	SCB	TWD	15,309	472,000	465,019	6,981	—
Peruvian Nuevo Sol,
Expiring 03/19/25	BOA	PEN	3,362	901,642	901,914	—	(272)
Expiring 03/19/25	CITI	PEN	2,269	599,000	608,814	—	(9,814)
Expiring 03/19/25	MSI	PEN	77	20,449	20,590	—	(141)
Expiring 03/19/25	SCB	PEN	992	266,000	266,087	—	(87)
Philippine Peso,
Expiring 03/19/25	HSBC	PHP	23,051	392,000	393,956	—	(1,956)
Expiring 03/19/25	JPM	PHP	21,528	366,000	367,931	—	(1,931)
Expiring 03/19/25	MSI	PHP	1,509	25,835	25,786	49	—
Polish Zloty,
Expiring 04/22/25	GSI	PLN	1,348	320,803	330,410	—	(9,607)
Expiring 04/22/25	MSI	PLN	395	97,225	96,930	295	—
Singapore Dollar,
Expiring 03/19/25	CITI	SGD	495	362,000	364,835	—	(2,835)
Expiring 03/19/25	JPM	SGD	617	458,000	454,890	3,110	—
Expiring 03/19/25	SCB	SGD	1,707	1,280,284	1,258,171	22,113	—
South African Rand,
Expiring 03/19/25	BARC	ZAR	50,418	2,805,391	2,687,798	117,593	—
Expiring 03/19/25	BNYM	ZAR	3,125	167,394	166,578	816	—
Expiring 03/19/25	GSI	ZAR	2,987	160,743	159,224	1,519	—
Expiring 03/19/25	HSBC	ZAR	2,907	152,772	154,965	—	(2,193)
Expiring 03/19/25	JPM	ZAR	6,330	354,402	337,430	16,972	—
Expiring 03/19/25	JPM	ZAR	5,141	273,000	274,067	—	(1,067)
Expiring 03/19/25	JPM	ZAR	3,601	188,964	191,967	—	(3,003)
Expiring 03/19/25	MSI	ZAR	4,211	224,697	224,473	224	—
Expiring 03/19/25	MSI	ZAR	2,839	152,621	151,330	1,291	—
Expiring 03/19/25	MSI	ZAR	814	43,275	43,385	—	(110)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 03/19/25	BOA	KRW	567,048	$392,000	$389,845	$2,155	$—
Expiring 03/19/25	HSBC	KRW	371,699	264,000	255,543	8,457	—
Expiring 03/19/25	JPM	KRW	2,005,044	1,407,769	1,378,466	29,303	—
Expiring 03/19/25	SCB	KRW	538,396	367,000	370,147	—	(3,147)
Thai Baht,
Expiring 03/19/25	HSBC	THB	55,683	1,642,770	1,658,201	—	(15,431)
Expiring 03/19/25	HSBC	THB	3,327	97,656	99,089	—	(1,433)
Expiring 03/19/25	JPM	THB	15,568	455,000	463,599	—	(8,599)
Expiring 03/19/25	MSI	THB	4,338	125,500	129,198	—	(3,698)
Expiring 03/19/25	MSI	THB	4,320	125,500	128,647	—	(3,147)
Expiring 03/19/25	MSI	THB	3,498	104,349	104,167	182	—
Expiring 03/19/25	MSI	THB	1,135	33,412	33,799	—	(387)
Expiring 03/19/25	SCB	THB	10,996	324,000	327,456	—	(3,456)
Expiring 03/19/25	UAG	THB	13,025	385,000	387,872	—	(2,872)
				$34,705,116	$34,619,031	301,985	(215,900)
						$469,934	$(438,351)
Credit default swap agreement outstanding at January 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Republic of Ivory Coast	06/20/26	1.000%(Q)	300	2.131%	$(4,169)	$(6,487)	$2,318	JPM
Republic of Panama	06/20/27	1.000%(Q)	500	1.199%	(1,652)	(3,266)	1,614	MSI
Republic of Turkey	12/20/25	1.000%(Q)	600	1.036%	528	(3,515)	4,043	MSI
Republic of Turkey	12/20/25	1.000%(Q)	200	1.036%	176	(840)	1,016	MSI
					$(5,117)	$(14,108)	$8,991

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.36.V3	12/20/26	1.000%(Q)	1,242	0.865%	$(5,139)	$4,505	$9,644

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreement outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2)(cont’d.):
CDX.EM.37.V2	06/20/27	1.000%(Q)	779	1.022%	$(858)	$543	$1,401
CDX.EM.39.V1	06/20/28	1.000%(Q)	887	1.209%	(7,356)	(4,699)	2,657
					$(13,353)	$349	$13,702
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)/ 0.049%	$—	$(41,569)	$(41,569)
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)/ 0.049%	—	(62,954)	(62,954)
BRL	2,210	01/04/27	9.775%(T)	1 Day BROIS(2)(T)/ 0.049%	—	(40,162)	(40,162)
BRL	2,748	01/04/27	10.000%(T)	1 Day BROIS(2)(T)/ 0.049%	—	(54,430)	(54,430)
BRL	478	01/04/27	11.120%(T)	1 Day BROIS(2)(T)/ 0.049%	2,064	(6,986)	(9,050)
BRL	413	01/04/27	11.680%(T)	1 Day BROIS(2)(T)/ 0.049%	194	(6,827)	(7,021)
BRL	1,688	01/04/27	11.755%(T)	1 Day BROIS(2)(T)/ 0.049%	—	(23,849)	(23,849)
BRL	7,258	01/04/27	12.640%(T)	1 Day BROIS(1)(T)/ 0.049%	(44,075)	43,323	87,398
BRL	518	01/04/27	13.270%(T)	1 Day BROIS(1)(T)/ 0.049%	—	643	643
BRL	14,989	01/04/27	15.060%(T)	1 Day BROIS(2)(T)/ 0.049%	—	6,019	6,019
BRL	4,687	01/04/27	15.300%(T)	1 Day BROIS(2)(T)/ 0.049%	—	5,612	5,612
BRL	1,039	01/02/29	10.960%(T)	1 Day BROIS(2)(T)/ 0.049%	(2,757)	(24,240)	(21,483)
BRL	4,201	01/02/29	15.120%(T)	1 Day BROIS(1)(T)/ 0.049%	—	(12,129)	(12,129)
CLP	414,350	03/19/30	4.900%(S)	1 Day CLOIS(2)(S)/ 5.000%	—	(12,107)	(12,107)
CLP	271,028	03/19/30	5.285%(S)	1 Day CLOIS(1)(S)/ 5.000%	—	3,256	3,256
CLP	358,950	03/19/30	5.675%(S)	1 Day CLOIS(1)(S)/ 5.000%	—	(1,943)	(1,943)
CLP	25,080	03/15/33	5.100%(S)	1 Day CLOIS(2)(S)/ 5.000%	(504)	(987)	(483)
CNH	3,000	07/28/27	2.438%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	—	9,207	9,207
CNH	4,547	12/15/27	2.680%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	(1,461)	21,061	22,522
CNH	5,630	04/24/28	2.811%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.900%	—	31,945	31,945

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
COP	236,760	12/21/27	10.125%(Q)	1 Day COOIS(1)(Q)/ 9.000%	$—	$(2,853)	$(2,853)
COP	1,928,350	03/20/29	7.210%(Q)	1 Day COOIS(2)(Q)/ 9.000%	—	(18,276)	(18,276)
COP	211,800	11/09/31	6.650%(Q)	1 Day COOIS(2)(Q)/ 9.000%	—	(5,303)	(5,303)
CZK	19,848	06/21/25	5.919%(A)	6 Month PRIBOR(1)(S)/ 3.700%	150	(32,988)	(33,138)
CZK	37,343	12/18/29	3.041%(A)	6 Month PRIBOR(2)(S)/ 3.700%	(18,746)	(34,073)	(15,327)
CZK	6,507	06/15/31	1.730%(A)	6 Month PRIBOR(2)(S)/ 3.700%	—	(26,636)	(26,636)
CZK	10,913	09/18/34	3.955%(A)	6 Month PRIBOR(2)(S)/ 3.700%	2,248	10,791	8,543
HUF	351,566	03/20/26	6.195%(A)	6 Month BUBOR(1)(S)/ 6.500%	(6,224)	(23,738)	(17,514)
HUF	150,000	03/17/27	6.250%(A)	6 Month BUBOR(1)(S)/ 6.500%	—	(10,774)	(10,774)
HUF	131,210	09/18/29	6.200%(A)	6 Month BUBOR(2)(S)/ 6.500%	—	(3,370)	(3,370)
HUF	563,336	03/19/30	6.293%(A)	6 Month BUBOR(2)(S)/ 6.500%	(940)	(9,241)	(8,301)
INR	145,330	12/18/29	5.993%(S)	1 Day MIBOR(2)(S)/ 6.650%	(1,387)	(7,766)	(6,379)
KRW	496,507	09/21/27	3.087%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	(475)	3,988	4,463
KRW	180,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	4,746	5,579	833

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	904,550	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	$(3,280)	$6,306	$9,586
KRW	107,825	12/20/28	3.830%(Q)	3 Month KWCDC(1)(Q)/ 3.030%	(3,058)	(3,359)	(301)
KRW	500,440	06/19/29	3.390%(Q)	3 Month KWCDC(1)(Q)/ 3.030%	(12,418)	(10,954)	1,464
KRW	796,098	12/18/29	2.886%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	6,999	6,195	(804)
MXN	34,502	03/13/30	8.860%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.278%	8,879	6,072	(2,807)
PLN	930	02/01/25	4.300%(A)	6 Month WIBOR(1)(S)/ 5.810%	—	(3,036)	(3,036)
PLN	6,921	06/21/25	6.021%(A)	6 Month WIBOR(1)(S)/ 5.810%	4,254	(52,177)	(56,431)
PLN	2,730	09/08/25	0.638%(A)	6 Month WIBOR(2)(S)/ 5.810%	(519)	(34,169)	(33,650)
PLN	1,670	08/02/27	5.680%(A)	6 Month WIBOR(2)(S)/ 5.810%	—	5,525	5,525
PLN	3,230	09/21/27	6.632%(A)	6 Month WIBOR(1)(S)/ 5.810%	(12,992)	(32,984)	(19,992)
PLN	1,434	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 5.810%	—	16,694	16,694
PLN	117	10/25/27	7.900%(A)	6 Month WIBOR(1)(S)/ 5.810%	(3,383)	(2,226)	1,157
PLN	2,116	12/21/27	6.845%(A)	6 Month WIBOR(1)(S)/ 5.810%	(32,911)	(26,212)	6,699
PLN	1,310	06/19/29	4.812%(A)	6 Month WIBOR(1)(S)/ 5.810%	2,473	(6,395)	(8,868)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	4,844	03/19/30	4.650%(A)	6 Month WIBOR(1)(S)/ 5.810%	$9,469	$11,533	$2,064
PLN	700	06/17/31	1.745%(A)	6 Month WIBOR(1)(S)/ 5.810%	—	28,520	28,520
PLN	271	05/10/32	6.410%(A)	6 Month WIBOR(1)(S)/ 5.810%	—	(7,950)	(7,950)
ZAR	18,880	06/21/25	8.250%(Q)	3 Month JIBAR(1)(Q)/ 7.558%	12,729	(3,148)	(15,877)
ZAR	5,789	08/21/25	4.978%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	(2,707)	(5,990)	(3,283)
ZAR	2,808	03/16/27	6.960%(Q)	3 Month JIBAR(1)(Q)/ 7.558%	5,758	1,483	(4,275)
ZAR	1,744	09/21/27	7.490%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	(2,234)	81	2,315
ZAR	2,634	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 7.558%	(286)	(4,064)	(3,778)
ZAR	646	06/19/29	8.930%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	1,579	1,680	101
ZAR	2,510	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/ 7.558%	—	(6,539)	(6,539)
ZAR	24,457	12/18/29	7.825%(Q)	3 Month JIBAR(1)(Q)/ 7.558%	(1,959)	(3,953)	(1,994)
ZAR	14,064	12/18/29	7.975%(Q)	3 Month JIBAR(1)(Q)/ 7.558%	(3,962)	(6,992)	(3,030)
ZAR	10,847	03/19/30	7.981%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	2,117	4,228	2,111
ZAR	7,743	03/19/30	8.060%(Q)	3 Month JIBAR(1)(Q)/ 7.558%	—	(4,359)	(4,359)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	3,244	04/13/31	7.530%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	$(33)	$(4,342)	$(4,309)
ZAR	6,680	07/13/31	7.415%(Q)	3 Month JIBAR(1)(Q)/ 7.558%	93	12,354	12,261
ZAR	6,610	09/27/31	7.493%(Q)	3 Month JIBAR(1)(Q)/ 7.558%	1,662	12,034	10,372
ZAR	4,635	01/04/32	7.595%(Q)	3 Month JIBAR(1)(Q)/ 7.558%	5,064	8,105	3,041
ZAR	2,682	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	(11)	6,813	6,824
					$(85,844)	$(413,003)	$(327,159)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	2,300	07/21/27	3.640%(Q)	3 Month KLIBOR(2)(Q)/ 3.670%	$1,965	$(5)	$1,970	GSI
MYR	3,000	07/29/27	3.500%(Q)	3 Month KLIBOR(2)(Q)/ 3.670%	356	(6)	362	JPM
MYR	1,165	06/21/28	3.442%(Q)	3 Month KLIBOR(2)(Q)/ 3.670%	(471)	—	(471)	BOA
					$1,850	$(11)	$1,861

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).